Note 7 - Balance Sheet Disclosures - Cash and Cash Equivalent (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Bank balances	€ 7,412	€ 29,352
Deposits	0	1,006
Allowance for expected credit losses	0	(1)
Total	€ 7,412	€ 30,357	[1]	€ 132,939	€ 43,264

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.